Concentrations	9 Months Ended
Sep. 30, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 11.  Concentrations

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company places its cash in commercial banks. Accounts in the United States are secured by the Federal Deposit Insurance Corporation. Accounts in Luxembourg and Malaysia are similarly guaranteed. The Company’s total deposits at commercial banks usually exceed the balances insured.

The Company generally requires no collateral from its customers. No provision was made for doubtful accounts at September 30, 2013, or December 31, 2012.

Customers accounting for more than 10% of total revenues during the three or nine months ended September 30, 2013 or 2012, are tabulated as follows:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2013		2012		2013		2012

Customer A	$125,000	32%	$—	—	$333,333	41%	$—	—
Customer B	$123,201	32%	$—	—	$123,201	15%	$—	—
Customer C	$114,600	29%	$—	—	$114,600	14%	$—	—
Customer D	$7,664	2%	$—	—	$168,906	21%	$—	—
Customer E	$—	—	$115,000	65%	$—	—	$131,465	49%
Customer F	$—	—	$—	—	$—	—	$27,754	10%